Related Party Transactions - Amounts due from related parties - Additional Information (Details) - CNY (¥)	Dec. 31, 2021	Dec. 31, 2020	Oct. 31, 2019
Related Party Transactions [Abstract]
Loan to Related Parties			¥ 200,000,000
Amounts due from related parties, allowance for doubtful accounts	¥ 107,453,024	¥ 107,453,024
Allowance for credit losses	¥ 0	¥ 0